Share-based awards (Tables)	6 Months Ended
Jun. 30, 2025
Share-Based Payment Arrangement [Abstract]
Summary of Stock Option Activity
The following table summarizes option activity for the six months ended June 30, 2025:

	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
Outstanding at December 31, 2024	622,292	$170.52	3.91
Granted	118,902	$185.18
Exercised	(58,784)	$110.50
Forfeited/Expired	(11,623)	$256.00
Outstanding at June 30, 2025	670,787	$176.90	4.30
Exercisable at June 30, 2025	436,041	$152.79	3.05

Schedule of Weighted Average Fair Values and Assumptions Used	The weighted average grant date fair values and assumptions used were as follows:

	Six Months Ended
	June 30, 2025	June 30, 2024
Weighted average grant date fair value	$64.42	$115.76
Assumptions:
Expected volatility	35%	36%
Dividend yield	—%	—%
Risk-free interest rate	4.00%	4.20%
Expected life	4.4 years	4.3 years

Summary of RSU and PSU Activity	The following table summarizes RSU and PSU activity for the six months ended June 30, 2025:

	PSU Outstanding Number of Shares	PSU Weighted Average Grant Date Fair Value	RSU Outstanding Number of Shares	RSU Weighted Average Grant Date Fair Value
Outstanding at December 31, 2024	19,721	$280.76	647,589	$251.36
Granted	41,359	$185.18	1,145,998	$130.15
Shares vested	(8,191)	$231.68	(26,013)	$274.54
Forfeited	(11,502)	$313.16	(81,914)	$239.84
Outstanding at June 30, 2025	41,387	$185.96	1,685,660	$169.15

Schedule of Non-Cash Stock Compensation Expense
Stock compensation expense for the three and six months ended June 30, 2025 and June 30, 2024 has been allocated as follows:

	Three Months Ended		Six Months Ended
	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024
	(in thousands)
Direct costs	$9,290	$7,299	$14,671	$14,020
Selling, general and administrative	6,143	7,665	13,056	14,125
Total	$15,433	$14,964	$27,727	$28,145